Common Stock (Detail Textuals) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended		12 Months Ended	0 Months Ended		1 Months Ended
	Mar. 28, 2014	Jun. 30, 2014	Dec. 31, 2012	Dec. 31, 2008	Dec. 31, 2007	Sep. 19, 2013 Restricted Common Stock Shares	Aug. 30, 2013 Restricted Common Stock Shares	Sep. 30, 2013 Restricted Common Stock Shares Consultant	Jan. 31, 2012 Restricted Common Stock Shares Consultant	Dec. 31, 2013 Restricted Common Stock Shares Consultant	Jan. 16, 2013 Restricted Common Stock Shares Investor Relations Consultant	Dec. 14, 2012 Restricted Common Stock Shares Investor Relations Consultant	Sep. 30, 2013 Restricted Common Stock Shares Investor Relations Consultant	Jan. 31, 2012 Restricted Common Stock Shares Investor Relations Consultant	Mar. 30, 2012 Standby Equity Distribution Agreement	Feb. 29, 2012 Standby Equity Distribution Agreement	Jan. 31, 2012 Standby Equity Distribution Agreement
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares issued to YA Global Master SPV Ltd. (YA)								5,000							25,712	17,705	25,063
Proceeds from issuance of common shares			$ 1,267,540					$ 5,330							$ 25,000	$ 25,000	$ 40,000
Number of shares issued for services	3,500	26,000				10,000	30,000	5,000	1,994	19,988				15,000
Proceeds from issuance of common stock	$ 6,101	$ 36,168		$ 7,501	$ 750	$ 9,020	$ 29,520	$ 5,330	$ 3,250	$ 15,021	$ 163,078	$ 163,077	$ 9,020	$ 15,000